Share based compensation - Schedule of Disclosure of Share-Based Compensation Arrangements (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Outstanding share options
Outstanding at beginning of period (in shares)	300,000	620,000	620,000
Granted (in shares)	200,000	180,000	0
Vested (in shares)	(120,000)	(500,000)	0
Exercised (in shares)	(100,000)
Outstanding at end of period (in shares)	380,000	300,000	620,000	620,000
Exercisable (in shares)	520,000	500,000	0	0
Weighted average remaining life
Outstanding (in years)	3 years 9 months 18 days	3 years 6 months	3 years	3 years
Granted (in years)	5 years	5 years	0 years
Vested (in years)	0 years	0 years	0 years
Exercised (in years)	0 years
Exercisable (in years)	1 year	1 year 10 months 24 days	0 years	0 years
Weighted average exercise price (in $)
Outstanding at beginning of period (in USD per share)	$ 8.01	$ 8.00	$ 8.00
Granted (in USD per share)	7.50	8.72	0
Vested (in USD per share)	7.51	7.53	0
Exercised (in USD per share)	7.05
Outstanding at end of period (in USD per share)	7.33	8.01	8.00	$ 8.00
Exercisable (in USD per share)	6.95	7.52	0	0
Weighted average grant date fair value (in $)
Outstanding at beginning of period (in USD per share)	2.57	2.15	2.15
Granted (in USD per share)	1.57	2.98	0
Vested (in USD per share)	1.95	2.20	0
Exercised (in USD per share)	1.95
Outstanding at end of period (in USD per share)	2.24	2.57	2.15	2.15
Exercisable (in USD per share)	$ 0	$ 0	$ 0	$ 0